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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09084
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                                 The Weiss Fund
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               (Exact name of registrant as specified in charter)

                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
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               (Address of principal executive offices) (Zip code)

                             Jeffrey B. Wilson, Esq.
                          7111 Fairway Drive, Suite 102
                          Palm Beach Gardens, FL 33418
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 561-515-8558
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

THE WEISS FUND
WEISS TREASURY ONLY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

DESCRIPTION AND PERCENTAGE OF PORTFOLIO                                               PAR (000)                     VALUE
-----------------------------------------------------------------------           ---------------------      -----------------------
U.S. TREASURY NOTES --4.1%
     6.500%, due 10/15/2006 (Cost $5,002,222)..................................      $     5,000                  $5,002,222
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U.S. TREASURY BILLS --64.8%
     4.760%, due 10/05/2006....................................................      $     5,000             $     4,998,017
     4.740%, due 10/12/2006....................................................            5,000                   4,993,417
     4.730%, due 10/12/2006....................................................            5,000                   4,993,430
     4.725%, due 10/26/2006....................................................            5,000                   4,984,250
     4.910%, due 10/26/2006....................................................            5,000                   4,983,633
     4.745%, due 10/26/2006....................................................            5,000                   4,984,183
     4.845%, due 11/02/2006....................................................            5,000                   4,979,139
     4.845%, due 11/09/2006....................................................            5,000                   4,974,429
     4.945%, due 11/16/2006....................................................            5,000                   4,969,094
     4.945%, due 11/24/2006....................................................            5,000                   4,963,599
     4.950%, due 11/30/2006....................................................            5,000                   4,959,438
     4.920%, due 12/07/2006....................................................            5,000                   4,954,900
     4.820%, due 01/04/2007....................................................            5,000                   4,937,072
     4.760%, due 01/04/2007....................................................            5,000                   4,937,869
     4.750%, due 01/04/2007....................................................            5,000                   4,938,051
     4.870%, due 01/04/2007....................................................            5,000                   4,936,485
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     Total U.S. Treasury Bills (Cost $79,487,006)..............................                                   79,487,006
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REPURCHASE AGREEMENTS --31.0%
     Morgan Stanley Repurchase Agreement 5.000%,
       due 10/02/06 (dated 09/29/06; proceeds $19,508,125
       collateralized by $16,235,000 U.S. Treasury Bonds, 12.500%
       due 08/15/14, valued at $19,891,857) (Cost $19,500,000).................           19,500                  19,500,000
     Wachovia Repurchase Agreement 5.000%,
       due 10/02/06 (dated 09/29/06; proceeds $18,507,708
       collateralized by $12,780,000 U.S. Treasury Notes, 11.250%
       due 02/15/15, valued at $18,777,501) (Cost $18,500,000).................           18,500                  18,500,000
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     Total Repurchase Agreements (Cost $38,000,000)............................                                   38,000,000
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                                                                                       SHARES (000)
                                                                                  ---------------------
SHORT-TERM INVESTMENT - 0.4%
     BlackRock Provident Institutional Funds - T-Fund (Cost $435,418)..........
                                                                                             435                    435,418
                                                                                                             -----------------------
TOTAL INVESTMENTS --- 100.3%   (COST $122,924,646*)                                                             122,924,646

LIABILITIES IN EXCESS OF OTHER ASSETS- (0.3%)
     Accrued Advisory Expense..................................................                                     (16,882)
     Accrued Administrative Expense............................................                                     (15,642)
     Accrued Custody Expense...................................................                                      (4,772)
     Accrued Transfer Agent Expense............................................                                     (20,728)
     Other Liabilities.........................................................                                    (462,567)
     Other Assets..............................................................                                     166,555
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                                                                                                                   (354,036)
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NET ASSETS - 100.0% (Equivalent to $1.00 per share based on
     122,571,008 shares of capital stock outstanding)..........................                              $  122,570,610
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NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     ($122,570,610 / 122,571,008 shares outstanding)...........................                              $         1.00
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* Aggregate cost for federal income tax purposes is substantially the same.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        The Weiss Fund
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By (Signature and Title)*  /s/ Sharon A. Parker-Daniels
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                           Sharon A. Parker-Daniels, President
                           (principal executive officer)

Date     November 6, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Sharon A. Parker-Daniels
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                            Sharon A. Parker-Daniels, President
                            (principal executive officer)

Date     November 6, 2006
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By (Signature and Title)*  /s/ Jeffrey S. Rano
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                            Jeffrey S. Rano, Treasurer
                            (principal financial officer)

Date     November 6, 2006
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* Print the name and title of each signing officer under his or her signature.